Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of classification of financial instruments at fair value

The accounting classifications of the Company’s financial instruments on December 31, 2021 and 2020 are as follows:

	Measured at fair value through profit or loss		Amortized cost
	2021	2020	2021	2020
Assets
Cash and bank deposits	116,123	428,812	-	-
Cash equivalents	370,135	234,018	-	-
Financial investments	373,689	1,173,942	-	-
Trade receivables	-	-	850,683	739,699
Derivative assets	114,060	128,809	-	-
Deposits (a)	-	-	1,373,109	1,390,890
Other credits and amounts	-	-	189,017	179,160

Liabilities
Loans and financing (b)	162,568	346,030	11,737,462	9,630,936
Leases	-	-	10,762,984	7,584,192
Suppliers	-	-	1,898,970	1,645,194
Suppliers - factoring	-	-	22,733	-
Derivatives liabilities	-	5,297	-	-
Other liabilities	-	-	1,023,700	618,754
(a)	Excludes court deposits, as described in Note 12.
(b)	The amounts on December 31, 2021 and 2020, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.

Schedule of derivative financial instruments

The Company's derivative financial instruments were recognized as follows in the balance sheet:

	Derivatives					Non-derivative
	Fuel	Interest rate	Foreign curency rate	Capped call	ESN	Revenue hedge	Total
Fair value changes
Rights (obligations) with derivatives on December 31, 2020	34,166	-	1,683	87,663	(346,030)	-	(222,518)
Gains (losses) recognized in income (expenses)	-	-	635	19,507	183,462	-	203,604
Gains recognized in equity valuation adjustments	98,821	-	-	-	-	-	98,821
Settlements (payments) during the year	(126,097)	-	(2,318)	-	-	-	(128,415)
Rights (obligations) with derivatives on December 31, 2021	6,890	-	-	107,170	(162,568)	-	(48,508)
Derivative assets – Current	4,936	-	-	-	-	-	4,936
Derivative assets - Non-current	1,954	-	-	107,170	-	-	109,124
Loans and financing	-	-	-	-	(162,568)	-	(162,568)

Changes in the equity valuation adjustments
Balances on December 31, 2020	(164,789)	(303,207)	-	-	-	(843,080)	(1,311,076)
Fair value adjustments during the year	98,821	-	-	-	-		98,821
Adjustments of hedge accounting of revenue	-	-	-	-	-	222,873	222,873
Net reversals to income (expenses)	56,740	6,378	-	-	-	7,463	70,581
Balances on December 31, 2021	(9,228)	(296,829)	-	-	-	(612,744)	(918,801)

Effects in income (expenses)	(56,740)	(6,378)	635	19,507	183,462	(230,336)	(89,850)
Net revenue	-	-	-	-	-	(6,640)	(6,640)
Aircraft fuel	(60,968)	-	-	-	-	-	(60,968)
Financial results - Derivative financial instruments	4,228	(6,378)	635	13,463	186,804	-	198,752
Financial results - Monetary and foreign exchange variations	-	-	-	6,044	(3,342)	(223,696)	(220,994)

Schedule of reclassification to profit or loss

Cash flow hedges are scheduled for realization and, therefore, reclassification to expense according to the following periods:

	2022	2023	2024	2025	2026	2026 onwards
Fuel	(9,228)	-	-	-	-	-
Interest rate	(7,160)	(28,027)	(32,775)	(34,413)	(34,246)	(160,208)
Revenue hedge	(153,258)	(252,662)	(206,824)	-	-	-
Total	(169,646)	(280,689)	(239,599)	(34,413)	(34,246)	(160,208)

Schedule of fuel risk

The table below shows the sensitivity analysis considering the fluctuation of prices of air fuel priced in U.S. dollars, based on the barrel price on December 31, 2021 at US$75.21:

	Fuel
	Barrel price (in USD)	Impact (in thousands of Reais)
Decline in prices/barrel (-25%)	51.17	(4,361)
Decline in prices/barrel (-10%)	67.69	(1,760)
Increase in prices/barrel (+10%)	82.37	1,621
Increase in prices/barrel (+25%)	85.29	3,701

Schedule of fluctuations in interest rates

	Financial investments net of Loans and financing (a)
Risk	CDI rate increase	Libor rate increase
Reference rates	9.15%	0.15%
Exposure amount (probable scenario) (b)	(550,971)	(2,544,529)
Remote favorable scenario (-25%)	14,406	1,113
Possible favorable scenario (-10%)	5,762	445
Possible adverse scenario (+10%)	(5,762)	(445)
Remote adverse scenario (+25%)	(14,406)	(1,113)
(a)	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and Libor rates.
(b)	Book balances recorded as of December 31, 2021.

Schedule of foreign currency exposure

The Company’s foreign currency exposure is summarized below:

	2021	2020
Assets
Cash and financial investments	153,040	491,258
Trade receivables	171,473	120,167
Deposits	1,373,109	1,390,890
Derivative assets	114,060	128,809
Total Assets	1,811,682	2,131,124

Liabilities
Loans and financing	(10,677,266)	(9,132,988)
Leases	(10,724,976)	(7,536,677)
Suppliers	(497,877)	(481,001)
Provisions	(2,679,833)	(1,030,915)
Derivatives liabilities	-	(5,297)
Total Liabilities	(24,579,952)	(18,186,878)

Exchange rate exposure liabilities	(22,768,270)	(16,055,754)

Commitments not recorded in the statements of financial position
Future obligations resulting from firm aircraft orders	(21,947,804)	(23,269,198)
Total	(21,947,804)	(23,269,198)

Total exchange rate exposure R$	(44,716,074)	(39,324,952)
Total exchange rate exposure - US$	(8,012,915)	(7,567,293)
Exchange rate (R$/US$)	5.5805	5.1967

Schedule of foreign currency risk

As of December 31, 2020, the Company adopted the closing exchange rate of R$5.5805/US$1.00 as a likely scenario. The table below shows the sensitivity analysis and the effect in income (expenses) of exchange rate fluctuations in the exposure amount of the period as of December 31, 2021:

	Exchange rate	Effect in income (expenses)
Net liabilities exposed to the risk of appreciation of the U.S. dollar	5.5805	22,768,270
Dollar depreciation (-25%)	4.1854	5,692,068
Dollar depreciation (-10%)	5.0225	2,276,827
Dollar appreciation (+10%)	6.1386	(2,276,827)
Dollar appreciation (+25%)	6.9756	(5,692,068)

Schedule of financial liability

The schedules of financial liabilities held by the Company's financial liabilities on December 31, 2021 and 2020 are as follows:

	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	478,566	156,048	10,373,517	891,899	11,900,030
Leases	1,209,215	848,472	5,159,608	3,545,689	10,762,984
Suppliers	1,820,056	-	78,914	-	1,898,970
Suppliers - factoring	22,733	-	-	-	22,733
Other liabilities	455,251	-	568,449	-	1,023,700
On December 31, 2021	3,985,821	1,004,520	16,180,488	4,437,588	25,608,417

Loans and financing	2,120,462	232,817	6,804,167	819,520	9,976,966
Leases	647,850	669,158	4,763,614	1,503,570	7,584,192
Suppliers	1,612,536	-	32,658	-	1,645,194
Derivatives liabilities	5,297	-	-	-	5,297
Other liabilities	287,275	-	331,479	-	618,754
On December 31, 2020	4,673,420	901,975	11,931,918	2,323,090	19,830,403

Schedule of classifications of the valuation method

		2021		2020
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	156,996	156,996	59,936	59,936
Cash and cash equivalents	Level 2	329,262	329,262	170,359	170,359
Financial investments	Level 1	2,042	2,042	22,465	22,465
Financial investments	Level 2	83,592	83,592	1,151,477	1,151,477
Derivatives assets	Level 2	114,060	114,060	128,809	128,809
Loans and financing	Level 2	(162,568)	(162,568)	(346,030)	(346,030)
Derivatives liabilities	Level 2	-	-	(5,297)	(5,297)

Schedule of capital management

The Company seeks alternatives to capital in order to meet its operational needs, aiming a capital structure that takes into account suitable parameters for the financial costs, the maturities of funding and its guarantees. The Company monitors its financial leverage ratio, which corresponds to net debt, including short and long-term debt. The following table shows the financial leverage:

	2021	2020
Total loans and financing	11,900,030	9,976,966
Total leases	10,762,984	7,584,192
(-) Cash and cash equivalents	(486,258)	(662,830)
(-) Financial investments	(373,689)	(1,173,942)
Net indebtedness	21,803,067	15,724,386